Consolidated statement of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Statement of comprehensive income [abstract]
Gains (losses) on investments in equity-accounted associates and joint ventures included in OCI	$ 13	$ (3)	$ (2)